Employee Benefits - Changes in Fair Value of Plan Assets (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the year	¥ 122,452
Balance at end of the year	126,238	¥ 122,452
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the year	303,816	251,628
Interest income on plan assets	2,803	2,225
Remeasurement of defined benefit plans Return on plan assets	(9,680)	468
Contributions by the employer	9,036	5,706
Settlement	851	0
Benefits paid	(17,226)	(12,923)
Effect of business combinations and disposals	70	55,133
Foreign currency translation differences	1,044	1,579
Balance at end of the year	¥ 290,714	¥ 303,816